Offerings	Mar. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2030
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 600,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,860
Offering Note
(1)
Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933 and relates to the Registration Statement on Form
S-3ASR
(No.
333-275509)
filed by Public Service Enterprise Group Incorporated on November 13, 2023.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240
Offering Note
(1)
Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933 and relates to the Registration Statement on Form
S-3ASR
(No.
333-275509)
filed by Public Service Enterprise Group Incorporated on November 13, 2023.